Consolidated statements of changes in equity (deficit) - CAD ($)	Capital stock	Contributed surplus	Deficit	Accumulated other comprehensive income	Total
Shareholders' equity at Aug. 31, 2022	$ 43,441,591	$ 10,560,886	$ (30,671,552)	$ 697,671	$ 24,028,596
Shareholders' equity (in shares) at Aug. 31, 2022	8,417,923
Total comprehensive income (loss)			(13,487,720)	356,835	(13,130,885)
Stock options exercised	$ 30,949	(12,238)			18,711
Stock options exercised (in shares)	5,057
Share issuance [note 17] (in shares)	1,061,922
Share issuance	$ 1,934,150				1,934,150
Share-based compensation [note 18]		423,167			423,167
Shareholders' equity at Feb. 28, 2023	$ 45,406,690	10,971,815	(44,159,272)	1,054,506	13,273,739
Shareholders' equity (in shares) at Feb. 28, 2023	9,484,902
Shareholders' equity at Aug. 31, 2023	$ 50,395,717	11,684,829	(51,548,737)	1,032,628	11,564,437
Shareholders' equity (in shares) at Aug. 31, 2023	11,172,800
Total comprehensive income (loss)			(7,382,020)	21,081	(7,360,939)
Series A Convertible Preferred Shares converted [notes 15 and 17]	$ 94,622				$ 94,622
Series A Convertible Preferred Shares converted [notes 15 and 17] (in shares)	132,380				132,380
Share issuance [note 17] (in shares)	793,041
Share issuance	$ 1,777,819				$ 1,777,819
Share-based compensation [note 18]		321,588			321,588
Shareholders' equity at Feb. 29, 2024	$ 52,268,158	$ 12,006,417	$ (58,930,757)	$ 1,053,709	$ 6,397,527
Shareholders' equity (in shares) at Feb. 29, 2024	12,098,221